TAXES (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Deferred tax assets [Abstract]
Net operating losses					$ 127,274	$ 0
Start-up costs					47,076	365,419
Total deferred tax assets					174,350	365,419
Valuation Allowance					(174,350)	(365,419)
Deferred tax asset, net of allowance					0	0
Accrued investment income					0	(317,423)
Total deferred tax liabilities					0	(317,423)
Deferred tax liability, net					0	(317,423)
Federal [Abstract]
Current					0	455,836
Deferred					(174,350)	126,354
State and Local [Abstract]
Current					0	0
Deferred					0	0
Change in valuation allowance					174,350	191,069
Income tax provision	$ 513,156	$ 29,860	$ 1,138,734	$ 29,860	0	773,259
Federal net operating loss carryovers					$ 606,065	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
NOL true up					0.00%	4.00%
Valuation allowance					(21.00%)	8.30%
Income tax provision	29.00%	0.00%	27.00%	0.00%	0.00%	33.30%